Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Current tax expense (recovery)
Current tax expense (recovery) for the year	$ (20)	$ 1,515
Total current tax expense (recovery)	(20)	1,515
Deferred tax recovery
Origination and reversal of temporary differences	(3,007)	(3,797)
Total deferred tax recovery	(3,007)	(3,797)
Total tax expense (income)	$ (3,027)	$ (2,282)